Taxation - Summary of Deferred Taxation, Footnotes (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax asset	£ (1,308)	£ (58)	£ (60)	£ (14)
Defined Contribution Plan
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax asset	£ 1		£ 2	£ 2